DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 7,888	$ 7,528
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,504	3,096
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 4,384	$ 4,432